INVESTMENTS	12 Months Ended
Dec. 31, 2022
INVESTMENTS
INVESTMENTS
5.	INVESTMENTS

The Company classifies its investments at FVTPL. Realized gains and losses on disposal of investments and unrealized gains and losses in the fair value of investments are reflected in the statement of loss and comprehensive loss in the period in which they occur.

Investments consisted of the following as at December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
	$	$
Equities held (i)	7,474,287	28,578,556
Warrants held (ii)	26,868	3,363,902
Total Investments	7,501,155	31,942,458

(i) Equities held

The Company held the following equities as at December 31, 2022 and 2021:

			Fair Value
			December 31,
		Cost	2022
	Quantity	$	$
Exploits Discovery Corp.	13,229,466	8,462,704	3,770,398
Labrador Gold Corp.	12,555,556	8,850,000	3,703,889
Long Range	5,000,000	500,000	—
Total Equities		17,812,704	7,474,287

5.	INVESTMENTS (continued)

(i) Equities held (continued)

			Fair Value
			December 31,
		Cost	2021
	Quantity	$	$
Exploits Discovery Corp.	13,229,466	8,462,704	7,276,206
Labrador Gold Corp.	12,555,556	8,850,000	11,300,000
Long Range	5,000,000	500,000	500,000
Novo Resources Corp.	6,645,000	16,014,450	9,502,350
Total Equities		33,827,154	28,578,556

Investments in Exploits Discovery Corp., Labrador Gold Corp. and Novo Resources Corp. represent investments in public companies that are quoted on an active exchange and are measured using the quoted market price of these companies.

Long Range is a private company without observable market prices for its common shares and is measured at its estimated fair value based on valuation techniques that use inputs derived by management and is considered Level 3 in the fair value hierarchy (Note 17).

(ii) Warrants held

The Company held the following warrants as at December 31, 2022 and 2021:

			Fair Value
			December 31,
		Cost	2022
	Quantity	$	$
Exploits Discovery Corp.	6,666,667	—	10,331
Labrador Gold Corp.	6,277,778	—	16,537
Total Warrants		—	26,868

			Fair Value
			December 31,
		Cost	2021
	Quantity	$	$
Exploits Discovery Corp.	6,666,667	—	837,381
Labrador Gold Corp.	6,277,778	—	2,526,521
Total Warrants		—	3,363,902

Warrants held by the Company are classified at fair value through profit or loss, with any gains or losses arising on remeasurement recognized in profit or loss. Warrants that do not have a quoted market price are valued using a Black-Scholes option pricing model using assumptions including risk free interest rate, expected dividend yield, expected volatility, and expected remaining life of the warrant, which are supported by observable market conditions.

5.	INVESTMENTS (continued)

(ii) Warrants held (continued)

An analysis of investments including related gains and losses for the years ended December 31, 2022 and 2021 is as follows:

	Year ended December 31,
	2022	2021
	$	$
Investments, beginning of year	31,942,458	21,089,997
Investments received in sale of exploration and evaluation assets	—	500,000
Purchases of investments	—	12,850,001
Disposition of investments	(4,827,266)	(1,313,462)
Realized (loss) gain on investments	(4,675,084)	192,114
Unrealized (loss) on investments	(14,938,953)	(1,376,192)
Investments, end of year	7,501,155	31,942,458